GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2023
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

NOTE 22 - GENERAL AND ADMINISTRATIVE EXPENSES:

	Year Ended December 31,
	2023	2022	2021

	U.S. dollars in thousands
Payroll and related expenses	7,035	10,521	11,974
Share-based payments	1,560	3,971	5,732
Professional services and supply chain	5,391	10,787	11,040
Medical affairs	818	1,214	1,600
Office-related expenses	958	1,434	1,438
Other	457	659	581
	16,219	28,586	32,365